UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
             Washington, D.C. 20549           OMB Number: 3235-0456
                                              Expires: August 31, 2000
                                              Estimated average burden
                                              hours per response..............1

                      FORM 24F-2
          Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2


 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                    CitiFunds Trust II
                                    388 Greenwich Street
                                    New York, NY 10013


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):    [ ]

          Smith Barney Diversified Large Cap Growth Fund (Class A, B & L) (formerly CitiFunds Large Cap Growth Portfolio)

-------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4007


Securities Act File Number:  2-90519


-------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                                   N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
4(c).  [ ]  Check box if this is the last time the issuer will be filing this
           Form.
                                      N/A

-------------------------------------------------------------------------------

5.  Calculation of registration fee:
     (i.)  Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                 $157,878,976.96

(ii.)  Aggregate price of securities redeemed or                             $201,930,005.87
       repurchased during the fiscal year:

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $0

(iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                           $201,930,005.87

       (v.) Net Sales - if item 5(i) is greater than Item 5(iv)
            [subtract item 5(iv) from item 5(i)]:                                                 $0

        ------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years          $44,051,028.91
              - If item 5(i) is less than item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

        ------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                                 x.000250

        (viii.)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                   =$0


-------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

-------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                    +$0

-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

           Method of Delivery:
                             N/A

-------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title)_____________________________________________


                              Lewis E. Daidone, Treasurer

Date    1/26/01
    Please print the name and title of the signing officer below the signature.

                 UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
             Washington, D.C. 20549           OMB Number: 3235-0456
                                              Expires: August 31, 2000
                                              Estimated average burden
                                              hours per response..............1

                      FORM 24F-2
          Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2



 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:
                                    CitiFunds Trust II
                                    388 Greenwich Street
                                    New York, NY 10013


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):        [ ]

          Smith Barney Small Cap Growth Opportunities Fund (Class A, B & L) (formerly CitiFunds Small Cap Growth Portfolio)

-------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-4007


Securities Act File Number:  2-90519


-------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                       N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.
                                        N/A

-------------------------------------------------------------------------------


5.  Calculation of registration fee:
     (i.)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                 $6,207,217.24

(ii.)  Aggregate price of securities redeemed or                             $8,452,869.71
       repurchased during the fiscal year:

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $9,305,171.61

(iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                           $17,758,041.32

       (v.) Net Sales - if item 5(i) is greater than Item 5(iv)
            [subtract item 5(iv) from item 5(i)]:                                                 $0

        ------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years          $11,550,824.08
              - If item 5(i) is less than item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

        ------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
                Instruction C.9):                                                                 x.000250

        (viii.)  Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                   =$0


-------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

-------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                      +$0

-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$0

-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

        Method of Delivery:
                         N/A

-------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title)_______________________________________________

                                    Lewis E. Daidone, Treasurer

Date    1/26/01
    Please print the name and title of the signing officer below the signature.

              UNITED STATES                   ---------------------------------
   SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
         Washington, D.C. 20549               ---------------------------------
                                              OMB Number:             3235-0456
                                              Expires:          August 31, 2000
                                              Estimated average burden
                                              hours per response..............1
              FORM 24F-2                      ---------------------------------
   Annual Notice of Securities Sold
         Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
 1.  Name and address of issuer:
                               CitiFunds Trust II
                               388 Greenwich Street
                               New York, NY 10013


-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
 the issuer, check the box but do not list series or classes):   []

                               CitiFunds Small Cap Value Portfolio


-------------------------------------------------------------------------------
 3.  Investment Company Act File Number: 811-4007

 Securities Act File Number: 2-90519



-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
 4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                   N/A

 Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------
 4(c). [] Check box if this is the last time the issuer will be filing this Form.

                                   N/A








-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 5.  Calculation of registration fee:

   (i.)  Aggregate sale price of securities sold during the
   fiscal year pursuant to section 24(f):                                                      $110,683.88

 (ii.)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:                                $18,857,211.95

 (iii.) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                                                 $14,532,287.79

  (iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                       $33,389,499.74

        (v.)  Net Sales - if item 5(i) is greater than Item 5(iv)                              $0
              [subtract item 5(iv) from item 5(i)]:

        ---------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years         $33,278,815.86
              -  If item 5(i) is less than item 5(iv)[subtract Item
              5(iv) from Item 5(i)]:

        ---------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
               Instruction C.9):                                                               x .000250

        (viii.) Registration fee due [multiply Item 5(v) by Item
               5(vii)]  (enter "0" if no fee is due):                                                    =$0


-------------------------------------------------------------------------------
 6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


-------------------------------------------------------------------------------
 7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                                         +$0

-------------------------------------------------------------------------------
 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                                         =$0
-------------------------------------------------------------------------------
 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

          Method of Delivery:
                                   N/A

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title) -----------------------------------------

                                     Lewis E. Daidone, Treasurer
                         -----------------------------------------


Date    1/26/01
    Please print the name and title of the signing officer below the signature.

              UNITED STATES                   ---------------------------------
   SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
         Washington, D.C. 20549               ---------------------------------
                                              OMB Number:             3235-0456
                                              Expires:          August 31, 2000
                                              Estimated average burden
                                              hours per response..............1
              FORM 24F-2                      ---------------------------------
   Annual Notice of Securities Sold
         Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
 1.  Name and address of issuer:
                               CitiFunds Trust II
                               388 Greenwich Street
                               New York, NY 10013


-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
 the issuer, check the box but do not list series or classes):   []

                               CitiFunds Growth & Income Portfolio


-------------------------------------------------------------------------------
 3.  Investment Company Act File Number: 811-4007

 Securities Act File Number: 2-90519



-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed: October 31, 2000


-------------------------------------------------------------------------------
 4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                   N/A

 Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------
 4(c). [] Check box if this is the last time the issuer will be filing this Form.


                                   N/A








-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 5.  Calculation of registration fee:

   (i.)  Aggregate sale price of securities sold during the
   fiscal year pursuant to section 24(f):                                                      $1,132,500.30

 (ii.)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:                                $28,215,964.91

 (iii.) Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:                                                 $30,773,211.45

  (iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                       $58,989,176.36

        (v.)  Net Sales - if item 5(i) is greater than Item 5(iv)                              $0
              [subtract item 5(iv) from item 5(i)]:

        ---------------------------------------------------------------------------------------
        (vi.) Redemption credits available for use in future years         $57,856,676.06
              -  If item 5(i) is less than item 5(iv)[subtract Item
              5(iv) from Item 5(i)]:

        ---------------------------------------------------------------------------------------
        (vii.)  Multiplier for determining registration fee (See
               Instruction C.9):                                                               x .000250

        (viii.) Registration fee due [multiply Item 5(v) by Item
               5(vii)]  (enter "0" if no fee is due):                                                    =$0


-------------------------------------------------------------------------------
 6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


-------------------------------------------------------------------------------
 7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                                         +$0

-------------------------------------------------------------------------------
 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                                         =$0

-------------------------------------------------------------------------------
 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

          Method of Delivery:
                                   N/A

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/Lewis E. Daidone
By (Signature and Title) -----------------------------------------

                                     Lewis E. Daidone, Treasurer
                         -----------------------------------------


Date    1/26/01
    Please print the name and title of the signing officer below the signature.